Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.875% Notes due 2030
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933. The fee of $137,790 was paid in connection with the filing of the registration statement on Form N-14 by Apollo Debt Solutions BDC (File No. 333-290222) on September 12, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.550% Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 76,550.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.875% Notes due 2030
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 400,000,000.00
Amount of Registration Fee	$ 61,240.00
Offering Note	See Offering Note 1.